Licenses and Goodwill (Details) (USD $) In Thousands	12 Months Ended
	Dec. 31, 2010		Dec. 31, 2009		Dec. 31, 2008
Licenses
Balance, beginning of period	$ 1,443,025		$ 1,441,440
Acquisitions	17,101		15,750
Impairment			(14,000)		(414,376)
Other			(165)
Balance, end of period	1,460,126		1,443,025		1,441,440
Goodwill
Assigned value at time of acquisition			1,071,180		1,070,419
Accumulated impairment losses in prior periods			(363,340)		(363,340)
Balance, beginning of period	707,840		707,079
Acquisitions	15,156		303
Other	5,459	[1]	458
Balance, end of period	728,455		707,840		707,079
US Cellular Segment Member
Licenses
Balance, beginning of period	1,440,225	[2]	1,438,640	[2]
Acquisitions	17,101	[2]	15,750	[2]
Impairment			(14,000)		(386,653)
Other			(165)	[2]
Balance, end of period	1,457,326	[2]	1,440,225	[2]	1,438,640	[2]
Goodwill
Assigned value at time of acquisition			617,222	[2]	616,764	[2]
Accumulated impairment losses in prior periods			(333,900)	[2]	(333,900)	[2]
Balance, beginning of period	283,322	[2]	282,864	[2]
Other	5,459	[1]	458	[2]
Balance, end of period	288,781	[2]	283,322	[2]	282,864	[2]
TDS Telecom CLEC Segment Member
Licenses
Balance, end of period	2,800		2,800		2,800
TDS Telecom Segment Member
Goodwill
Assigned value at time of acquisition			450,156	[3]	449,853	[3]
Accumulated impairment losses in prior periods			(29,440)	[3]	(29,440)	[3]
Balance, beginning of period	420,716	[3]	420,413	[3]
Acquisitions	15,156	[3]	303	[3]
Balance, end of period	435,872	[3]	420,716	[3]
Non Reportable Segment Member
Goodwill
Assigned value at time of acquisition			3,802	[4]	3,802	[4]
Accumulated impairment losses in prior periods			0	[4]	0	[4]
Balance, end of period	3,802	[4]	3,802	[4]	3,802	[4]
Other Reconciling Items Segment Member
Licenses
Impairment					$ (27,723)	[5]

[1]	Amount reclassified from Investments in unconsolidated entities to Goodwill in 2010.
[2]	Prior to January 1, 2009, TDS accounted for U.S. Cellular’s share repurchases as step acquisitions, allocating a portion of the share repurchase value to TDS licenses and goodwill, as required by GAAP in effect at that time. Consequently, U.S. Cellular’s licenses, goodwill and accumulated impairment losses reported on a stand-alone basis do not match the TDS consolidated licenses, goodwill and accumulated impairment losses related to U.S. Cellular.
[3]	The entire goodwill balance of $29.4 million at the TDS Telecom CLEC business segment was impaired in 2004. The remaining goodwill balance at TDS Telecom is attributed to the ILEC business segment.
[4]	Other consists of “Non-reportable segment” and Corporate investments.
[5]	Consists of corporate operations, intercompany eliminations between U.S. Cellular, TDS Telecom, Suttle-Straus and corporate operations.